Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax [Line Items]
Unrecognized tax benefits	$ 27,314		$ 27,401	$ 31,340	$ 35,483
Unrecognized tax benefits that would impact effective tax rate	0		0	0
Estimated interest and penalties related to the underpayment of income taxes	15	160
Accrued interest and penalties related to the underpayment of income taxes	51		35	301
Liability for uncertain tax positions	27,365		27,436
Inventory deferred tax asset			48,932	50,936
Deferred tax liabilities establish on U.S.Federal and State Income Taxes			7,310	6,507
Foreign tax credit carryforward expiry year			2022
Liability for uncertain tax positions, including accrued interest and penalties			27,436	31,641
LIFO [Member]
Income Tax [Line Items]
Inventory deferred tax asset			25,521
Foreign Tax Authority [Member]
Income Tax [Line Items]
Foreign Tax Carryforward			$ 514